Stock Based Compensation - Stock options activity (Details) - Evolv Technologies Holdings Inc [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding as of December 31, 2020	49,679,554	29,488,684	29,488,684
Granted	17,130,123		24,558,325
Exercised	(4,137,451)		(3,236,374)
Forfeited	(75,000)		(1,131,081)
Outstanding as of March 31, 2021	62,597,226		49,679,554	29,488,684
Vested and expected to vest	62,597,226		49,679,554	29,488,684
Options exercisable	22,901,452		26,519,727	15,663,415
Weighted Average Exercise Price
Outstanding as of December 31, 2020	$ 0.14	$ 0.12	$ 0.12
Granted	0.16		0.16
Exercised	0.11		0.14
Forfeited	0.16		0.15
Outstanding as of March 31, 2021	0.15		0.14	$ 0.12
Vested and expected to vest	0.15		0.14	0.12
Options exercisable	$ 0.13		$ 0.12	$ 0.11
Weighted Average Remaining Contractual Term (in years)
Outstanding as of December 31, 2020	8 years 7 months 6 days		8 years 2 months 27 days	7 years 10 months 24 days
Granted	9 years 9 months 11 days		9 years 7 months 17 days
Exercised	6 years 8 months 19 days		6 years 7 months 6 days
Vested and expected to vest	8 years 7 months 6 days		8 years 2 months 27 days	7 years 10 months 24 days
Options exercisable	7 years 4 months 10 days		7 years 1 month 13 days	7 years 3 months 11 days
Aggregate Intrinsic Value
Outstanding as of December 31, 2020	$ 1,073,000.000	$ 1,149,000	$ 1,149,000
Exercised	12,123,000.000	$ 100,000	75,000
Forfeited	216,000.000		14,000
Outstanding as of March 31, 2021	169,734,000.000		1,073,000.000	$ 1,149,000
Vested and expected to vest	169,734,000.000		1,073,000	1,149,000
Options exercisable	$ 66,545,000.000		$ 1,224,000	$ 817,000